SHORT-TERM AND LONG-TERM DEBT (Movement) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Debt Instrument [Line Items]
Long term debt, beginning of the period	$ 593,257
Total debt principal, beginning period	1,663,394
Drawdowns	252,000	$ 347,231
Repayments and redemptions	(218,977)
Effects of foreign exchange	(924)
Long term debt, end of period	675,022
Total debt principal, ending period	1,695,493
7.25% Senior Unsecured Sustainability-Linked Bonds Due 2026
Debt Instrument [Line Items]
Drawdowns	150,000
U.S. Dollar Floating Rate Debt
Debt Instrument [Line Items]
Long term debt with floating interest rate, beginning of period	1,070,137
Drawdowns	102,000
Repayments and redemptions	(151,666)
Effects of foreign exchange	0
Long term debt with floating interest rate, end of period	1,020,471
Fixed Rate and Foreign Debt
Debt Instrument [Line Items]
Repayments and redemptions	(67,311)
Effects of foreign exchange	$ (924)